S000047073 [Member] Expense Example - AB Global Core Equity Portfolio	Oct. 28, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 281	[1]
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	1,897
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	526
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	$ 1,631

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.